REMS International Real Estate Value-Opportunity Fund
FUND SUMMARY REMS International Real Estate Value-Opportunity Fund
Investment Objective
The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” in their entirety on page 1 of the Prospectus.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees	REMS International Real Estate Value-Opportunity Fund Founders Shares
Redemption Fee (as a % of amount redeemed on shares held less than ninety (90) days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	REMS International Real Estate Value-Opportunity Fund Founders Shares
Management Fee	1.00%
Distribution (12b-1) and Service Fees	none
Shareholder Services Plan	0.03%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.56%	[1]
Less Fee Waiver and/or Expense Reimbursement	1.31%	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.25%	[1]
[1]	Real Estate Management Services Group, LLC (the "Adviser") has contractually agreed to waive its fees and reimburse expenses until September 30, 2016 so that there will be no annual fund operating expenses for the Founders Shares through that date. The Adviser contractually agreed to extend this waiver/reimbursement through December 31, 2016. Effective January 1, 2017, the Adviser contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Fund do not exceed 0.25% of the Fund's average daily net assets until April 30, 2017. The Adviser will have no opportunity to recoup these expense waivers and expense reimbursements at any time in the future.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The 1 Year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
REMS International Real Estate Value-Opportunity Fund | Founders Shares | USD ($)	26	364	726	1,745